Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Global Sustainable Listed Infrastructure Fund | Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.04%	4.83%